Accounts Receivable, Net (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2025 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 2,629,554			¥ 18,837,074
Short-term loan	9,632,029	$ 8,421,400		69,000,000
Provisions for credit losses		$ 73,310	$ 6,953
China Everbright Bank and Bank of Shanghai [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Short-term loan	$ 2,093,919			¥ 15,000,000